INVENTORY	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
INVENTORY

The components of inventories are as follows:

	March 31, 2016	December 31, 2015
Merchandise goods	$49,952	$76,433
Less reserve for inventory shrinkage and obsolescence	—	—
Total, net of reserves	$49,952	$76,433

The Company evaluated the need to increase its market reserves for excess and slow-moving inventories and determined that no reserve was needed for the periods ended March 31, 2016 and December 31, 2015. As part of the Company’s valuation analysis of inventory, the Company also analyzed its inventory to determine if reserves were needed for inventory shrinkage. At March 31, 2016 and March 31, 2015, respectively, the Company determined no such reserves were needed.

The components of inventories are as follows:

	December 31, 2015	December 31, 2014
Merchandise goods	$76,433	$217,109
Less reserve for inventory shrinkage and obsolescence	—	—
Total, net of reserves	$76,433	$217,109

The Company evaluated the need to increase its market reserves for excess and slow-moving inventories and determined that no reserve was needed for the periods ended December 31, 2015 and 2014. As part of the Company’s valuation analysis of inventory, the Company also analyzed its inventory to determine if reserves were needed for inventory shrinkage. At December 31, 2015 and 2014, respectively, the Company determined no such reserves were needed.